The information in this prospectus is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission (“SEC”) is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion, dated Feburary 4, 2011

FocusShares Trust (the “Trust”) is a investment company that consists of separate investment portfolios called “Funds.” This prospectus relates to the following Funds:

Fund	CUSIP	Ticker

Focus Morningstar US Market Index ETF	34416W502	FMU
Focus Morningstar Large Cap Index ETF	34416W601	FLG
Focus Morningstar Mid Cap Index ETF	34416W700	FMM
Focus Morningstar Small Cap Index ETF	34416W809	FOS
Focus Morningstar Basic Materials Index ETF	34416W882	FBM
Focus Morningstar Communication Services Index ETF	34416W874	FCQ
Focus Morningstar Consumer Cyclical Index ETF	34416W866	FCL
Focus Morningstar Consumer Defensive Index ETF	34416W858	FCD
Focus Morningstar Energy Index ETF	34416W841	FEG
Focus Morningstar Financial Services Index ETF	34416W833	FFL
Focus Morningstar Health Care Index ETF	34416W825	FHC
Focus Morningstar Industrials Index ETF	34416W817	FIL
Focus Morningstar Real Estate Index ETF	34416W791	FRL
Focus Morningstar Technology Index ETF	34416W783	FTQ
Focus Morningstar Utilities Index ETF	34416W775	FUI

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Funds are listed on the NYSE Arca, Inc. and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

An investment in shares of the Fund is not a deposit or other obligation of, or issued, endorsed or guaranteed by, Scottrade Bank or any of its affiliates and is not insured, guaranteed, or endorsed by the U.S. Government, the Federal Deposit Insurance Corporation, or any other government agency. An investment in shares of a Fund involves investment risks, including possible loss of principal.

Prospectus
[●], 2011

FocusShares Trust	Distributor: Foreside Fund Services, LLC

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Focus Morningstar US Market Index ETF	1
Focus Morningstar Large Cap Index ETF	4
Focus Morningstar Mid Cap Index ETF	7
Focus Morningstar Small Cap Index ETF	10
Focus Morningstar Basic Materials Index ETF	13
Focus Morningstar Communication Services Index ETF	16
Focus Morningstar Consumer Cyclical Index ETF	19
Focus Morningstar Consumer Defensive Index ETF	22
Focus Morningstar Energy Index ETF	25
Focus Morningstar Financial Services Index ETF	28
Focus Morningstar Health Care Index ETF	31
Focus Morningstar Industrials Index ETF	34
Focus Morningstar Real Estate Index ETF	37
Focus Morningstar Technology Index ETF	40
Focus Morningstar Utilities Index ETF	43
Additional Description of the Principal Strategies of the Funds	46
Additional Description of the Principal Risks of the Funds	46
Additional Investment Strategies	50
Additional Risks	51
Continuous Offering	52
Creation and Redemption of Creation Units	53
Buying and Selling Shares in the Secondary Market	53
Management	54
Shareholder Information	56
Frequent Trading	57
Dividends, Distributions and Taxes	58
License Agreement	60
Code of Ethics	61
Fund Website and Disclosure of Portfolio Holdings	61
General Information	61
Financial Highlights	62
FocusShares Trust Privacy Policy	63

Morningstar® is a registered trademark of Morningstar, Inc.  Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

FOCUS MORNINGSTAR US MARKET INDEX ETF

Investment Objective

The Focus Morningstar US Market Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the “Underlying Index”).  The Underlying Index measures the performance of United States (“US”), publicly traded companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[•]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar US Market Index measures the performance of 1,536 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the “US Market” as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. As of December 20, 2010, the Underlying Index, which is considered diversified, was comprised of component securities with market capitalizations greater than $344.72 million that have a daily average traded volume of at least 536,751 over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $14.04 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR LARGE CAP INDEX ETF

Investment Objective

The Focus Morningstar Large Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Large Cap Index (the “Underlying Index”).  The Underlying Index measures the performance of stocks issued by large-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Large Cap Index measures the performance of stocks issued by large-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).  As of December 20, 2010, the Underlying Index, which is considered diversified, was comprised of 259 component securities with market capitalizations greater than $9.74 billion that have a daily average traded volume of at least 57.75 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $10.09 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR MID CAP INDEX ETF

Investment Objective

The Focus Morningstar Mid Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Mid Cap Index (the “Underlying Index”).  The Underlying Index measures the performance of stocks issued by middle-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Mid Cap Index measures the performance of stocks issued by middle-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Morningstar index methodology defines “middle-capitalization” stocks as those stocks between the bottom 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks). As of December 20, 2010, the Underlying Index, which is considered diversified, was comprised of 558 component securities with market capitalizations between $1.48 billion and $11.94 billion that have a daily average traded volume of at least 536,751 over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $2.89 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Mid-Capitalization Companies Risk.  The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR SMALL CAP INDEX ETF

Investment Objective

The Focus Morningstar Small Cap Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Small Cap Index (the “Underlying Index”).  The Underlying Index measures the performance of stocks issued by small-capitalization companies as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Small Cap Index measures the performance of stocks issued by small-capitalization companies that are domiciled or principally traded in the United States, as determined by Morningstar, Inc.’s (“Morningstar”) proprietary index methodology that meet specific criteria developed by Morningstar, and is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index. The Underlying Index methodology defines “small-capitalization” stocks as those stocks between the bottom 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded US stocks).  As of December 20, 2010, the Underlying Index, which is considered diversified, was comprised of 719 component securities with market capitalizations between $344.72 million and $3.34 billion that have a daily average traded volume of at least 610,610 over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.06 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Small-Capitalization Companies Risk.  The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR BASIC MATERIALS INDEX ETF

Investment Objective

The Focus Morningstar Basic Materials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Basic Materials Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Basic Materials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that manufacture chemicals, building materials and paper products. This sector also includes companies engaged in commodities exploration and processing that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 97 component securities with market capitalizations greater than $743.71 million that have a daily average traded volume of at least 536,751 over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $581.87 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Basic Materials Industry Risk.  The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the basic materials economic sector. Risks faced by companies in the basic materials economic sector include adverse effects from commodity price and exchange rate volatility, general market competition, and environmental, litigation risks, geopolitical and labor risks. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR COMMUNICATION SERVICES INDEX ETF

Investment Objective

The Focus Morningstar Communication Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Communication Services Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide communication services using fixed-line networks or those that provide wireless access and services. This sector also includes companies that provide internet services such as access, navigation and internet related software and services.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Communication Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that provide internet services such as access, navigation and internet related software and services that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 31 component securities with market capitalizations greater than $804.07 million that have a daily average traded volume of at least 2.44 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $509.67 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Communication Services Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the telecommunications economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the telecommunications economic sector include adverse effects from increased competition and regulation, capital investment requirements and risks relating to rapid technological innovation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR CONSUMER CYCLICAL INDEX ETF

Investment Objective

The Focus Morningstar Consumer Cyclical Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Cyclical Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and includes retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Consumer Cyclical Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and is a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of retail stores, auto & auto parts manufacturers, companies engaged in residential construction, lodging facilities, restaurants and entertainment companies that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 231 component securities with market capitalizations greater than $388.25 million that have a daily average traded volume of at least 1.09 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.50 trillion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Consumer Cyclical Industry Risk.  The Fund is subject to competition and general market and industry risks faced by companies in the consumer cyclical industry sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the consumer cyclical industry include adverse effects from general domestic and international economic downturns, changes in interest rates, competition, consumer confidence and consumer tastes. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR CONSUMER DEFENSIVE INDEX ETF

Investment Objective

The Focus Morningstar Consumer Defensive Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Consumer Defensive Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco. This sector also includes companies that provide services such as education & training services.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Consumer Defensive Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies engaged in the manufacturing of food, beverages, household and personal products, packaging, or tobacco.  This sector also includes companies that provide services such as education & training services that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 98 component securities with market capitalizations greater than $701.30 million that have a daily average traded volume of at least 1.36 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.49 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Consumer Defensive Industry Risk.  The Fund is subject to regulatory, geopolitical competition and general industry risks faced by companies in the consumer sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the consumer defensive industry include adverse effects from governmental regulation, new laws or litigation affecting tobacco companies, changes in consumer tastes, competition and geopolitical risks that may affect companies deriving a substantial portion of their net income from international markets. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR ENERGY INDEX ETF

Investment Objective

The Focus Morningstar Energy Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Energy Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators. This sector also includes companies engaged in the mining of coal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Energy Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that produce or refine oil and gas, oil field services and equipment companies, and pipeline operators.  This sector also includes companies engaged in the mining of coal that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.  As of December 20, 2010, the Underlying Index was comprised of 97 component securities with market capitalizations greater than $769.76 million that have a daily average traded volume of at least 4.22 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.48 trillion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Energy Industry Risk.  The Fund is subject to regulatory, geopolitical, competition and general industry risks faced by companies in the energy sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the energy sector include adverse effects from changes in energy prices, exploration and production spending, exchange rates and government regulation, geopolitical and economic conditions and environmental damage claims. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR FINANCIAL SERVICES INDEX ETF

Investment Objective

The Focus Morningstar Financial Services Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Financial Services Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Financial Services Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that provide financial services which includes banks, savings and loans, asset management companies, credit services, investment brokerage firms, and insurance companies that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.  As of December 20, 2010, the Underlying Index was comprised of 205 component securities with market capitalizations greater than $344.72 million that have a daily average traded volume of at least 610,610 over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.98 trillion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Financial Services Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the financial services economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the financial services economic sector include adverse effects from extensive governmental regulation, increases in interest rates and loan losses, severe competition, and increased inter-industry consolidation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR HEALTH CARE INDEX ETF

Investment Objective

The Focus Morningstar Health Care Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Health Care Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consist of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Health Care Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies involved in biotechnology, pharmaceuticals, research services, home health care, hospitals, long-term care facilities, and medical equipment and supplies that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 133 component securities with market capitalizations greater than $640.72 million that have a daily average traded volume of at least 1.20 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.48 trillion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Health Care Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the health care economic sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the health care economic sector include adverse effects from heavy dependence on patent protection, competition, regulation by the Food and Drug Administration, labor shortages, susceptibility to product obsolescence, and thin capitalization and limited product lines and markets. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR INDUSTRIALS INDEX ETF

Investment Objective

The Focus Morningstar Industrials Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Industrials Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportations and logistic services.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Industrials Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that manufacture machinery, hand-held tools and industrial products. This sector also includes aerospace and defense firms as well as companied engaged in transportations and logistic services that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 246 component securities with market capitalizations greater than $410.03 million that have a daily average traded volume of at least 1.43 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $1.79 trillion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Industrial Risk.  The Fund is subject to regulatory, competition and general market and industry risks faced by companies in the Industrial sector to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the industrial economic sector include adverse effects changes in the market supply and demand for products or services, rapid technological developments, government regulation, geopolitical and economic conditions, and risks for environmental damage and product liability claims. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR REAL ESTATE INDEX ETF

Investment Objective

The Focus Morningstar Real Estate Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Real Estate Index (the “Underlying index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of mortgage companies, property management companies and REITs.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Real Estate Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States). The Underlying Index consists of mortgage companies, property management companies and REITs that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index.  As of December 20, 2010, the Underlying Index was comprised of 85 component securities with market capitalizations greater than $730.99 million that have a daily average traded volume of at least 1.22 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $312.51 billion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Real Estate Industry Risk.  The Fund is subject to regulatory, competition and general market risks faced by companies in the real estate industry to the same extent as the Underlying Index is concentrated in such sector. Risks faced by companies in the real estate sector include adverse effects from national, state or local real estate conditions, obsolescence of properties, changes in the availability, cost and terms of mortgage funds, the impact of environmental laws, compliance with the federal tax requirements affecting REITs. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

Interest Rate Risk.  The Underlying Index is heavily weighted in market sectors and an industry that are sensitive to interest rate fluctuations and, therefore, the Fund may be more sensitive to fluctuations in interest rates than other types of investments.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR TECHNOLOGY INDEX ETF

Investment Objective

The Focus Morningstar Technology Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Technology Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Technology Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies engaged in the design, development, and support of computer operating systems and applications. This sector also includes companies that provide computer technology consulting services and companies engaged in the manufacturing of computer equipment, data storage products, networking products, semiconductors, and components that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 238 component securities with market capitalizations greater than $733.97 million that have a daily average traded volume of at least 1.39 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $2.43 trillion.

Indexing Investment Approach.  The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Technology Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the technology industry sector to the same extent as the Underlying Index is concentrated in such sector.  A small number of companies represent a large portion of the technology industries as a whole, and these companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Risks faced by companies in the technology industry include adverse effects from dependence on patent and intellectual property rights, intense competition, labor shortages, obsolescence of existing technology, general economic conditions and government regulation. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

FOCUS MORNINGSTAR UTILITIES INDEX ETF

Investment Objective

The Focus Morningstar Utilities Index ETF (the “Fund”) seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar Utilities Index (the “Underlying Index”).  The Underlying Index is a subset of the Morningstar US Market Index and consists of electric, gas, and water utilities.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (Fees Paid Directly from your Investment)

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	[·]	%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(a)	[·]	%
Total Annual Fund Operating Expenses	[·]	%

(a)	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

YEAR	EXPENSES
1	$[•]
3	$[•]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Principal Investment Strategies

The Morningstar Utilities Index is determined on the basis of capital value of component securities that are publicly held, which typifies a “float adjusted” capitalization index and a subset of the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded companies that are domiciled or principally traded in the United States).  The Underlying Index consists of companies that are electric, gas, and water utilities that meet specific criteria developed by Morningstar, Inc. (“Morningstar”) based on the standard industrial classification (“SIC”) codes attributable to the industries covered by the Underlying Index. As of December 20, 2010, the Underlying Index was comprised of 75 component securities with market capitalizations greater than $629.13 million that have a daily average traded volume of at least 2.18 million over the past three months.  The total market capitalization of the Underlying Index as of December 20, 2010 was in excess of $456.88 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Instead, the Fund, utilizing a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index.  The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund’s investment advisor, FocusShares LLC (the “Advisor”), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), and other regulatory requirements.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.  A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

The principal risks associated with the Fund are:

Index Risk.  The Underlying Index is new and has limited historical performance data that is not predictive of future results. The performance of the Underlying Index and the Fund may deviate from that of the sector the Underlying Index seeks to track due to changes that are reflected more quickly in the sector than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk.  Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.  To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Concentration Risk.  To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry that comprises the Underlying Index.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

Utilities Industry Risk.  The Fund is subject to regulatory, competition and general industry risks faced by companies in the utilities economic sector. Risks faced by companies in the utilities economic sector include adverse effects from regulatory, competition and general industry risks. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors and the overall stock market.

New Fund Risk.  The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.  For current performance information, please visit www.focusshares.com.

Investment Advisor

FocusShares, LLC serves as the investment advisor to the Fund.

Portfolio Managers

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor.  Mr. Wallace has been with the Advisor since 2010.

Travis Trampe is a Portfolio Manager of the Advisor.  Mr. Trampe has been with the Advisor since 2010.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares only on NYSE Arca through a broker-dealer. Shares of the Fund will trade at market price rather than NAV.  As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL DESCRIPTION OF THE PRINCIPAL STRATEGIES OF THE FUNDS

Each Fund employs a “passive management” – or indexing – investment approach designed to track the performance of its Underlying Index. The Funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.  Unlike many investment companies, the Funds do not try to “beat” the indexes they tracks and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Funds will substantially outperform their respective Underlying Indexes, but it also may reduce some of the risks of active management, such as poor security selection.  Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its total assets in component securities that comprise its respective Underlying Index.  The Advisor will manage the Funds by using either a “replication” or a “representative sampling” indexing strategy.  Replication indexing strategies involve the purchase of the component securities of the Underlying Index in substantially the same weighting as in the Underlying Index.  A representative sampling indexing strategy involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index.  The securities selected for representative sampling are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Fund’s Underlying Index.  To the extent that the Advisor uses a representative sampling indexing strategy to manage a Fund, the Fund may or may not hold all of the securities in its Underlying Index.

Each Underlying Index of a Fund is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the sector of publicly traded companies designated for such Fund. The Advisor seeks a correlation over time of 0.95 or better between each Fund’s performance, before fees and expenses, and the performance of its Underlying Index.  A figure of 1.00 would represent perfect correlation.

Underlying Index constituents are drawn from the pool of stocks issued by either US-domiciled companies or companies whose primary stock market activities occur in the US. The Underlying Index constituents are also required to trade publicly on the New York Stock Exchange, the NYSE Amex Equities, or The NASDAQ Stock Market LLC. Stocks in an Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

An Underlying Index may contain a smaller or greater number of component securities from time to time.  The Underlying Indexes are rebalanced by Morningstar on a quarterly basis, and a Fund will rebalance when its Underlying Index does.  Fund shareholders can find a list of companies comprising the Funds’ Underlying Indexes on the Trust’s website at http://www.focusshares.com or on the Morningstar website http://www.morningstar.com.

 Each Underlying Index is sponsored by an organization that is independent of the Fund and the Advisor.  Morningstar determines the composition and relative weightings of the securities in each Underlying Index and publishes information regarding the market value of the Underlying Index.  The criteria for inclusion in the Underlying Indexes are discussed in the Funds’ Statement of Additional Information (“SAI”).

ADDITIONAL DESCRIPTION OF THE PRINCIPAL RISKS OF THE FUNDS

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.”  To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds.

Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results.

Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

Index Tracking Risk

Imperfect correlation between the Fund's portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund's performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF.

To the extent that the Underlying Index is concentrated in a particular industry or designated group of industries, the Fund also will be concentrated in that industry or industries.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

NON-DIVERSIFIED RISK

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF.

The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk

The trading price of equity securities, including the prices of each Fund’s Shares, will fluctuate in response to a variety of factors.  These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole.  Each Fund’s NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors.  As a result, an investor could lose money over short or even long periods.

Basic Materials Industry Risk

The following risk applies to the Focus Morningstar Basic Materials Index ETF.

The Fund is subject to risks faced by companies in the basic materials economic sector to the same extent as the Underlying Index is so concentrated, including: adverse effects from commodity price volatility, exchange rates, import controls and increased competition; the possibility that production of industrial materials will exceed demand as a result of overbuilding or economic downturns, leading to poor investment returns; risk for environmental damage and product liability claims; and adverse effects from depletion of resources, technical progress, labor relations and government regulations. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Communication Services Industry Risk

The following risk applies to the Focus Morningstar Communication Services Index ETF.

The Fund is subject to risks faced by companies in the telecommunications economic sector to the same extent as the Underlying Index is so concentrated, including: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Consumer Cyclical Industry Risk

The following risk applies to the Focus Morningstar Consumer Cyclical Index ETF.

The Fund is subject to risks faced by companies in the consumer cyclical industry to the same extent as the Underlying Index is so concentrated, including: the fact that security prices and profitability may be tied closely to the performance of the domestic and international economy, interest rates, competition and consumer confidence; heavy dependence on disposable household income and consumer spending; severe competition; and changes in demographics and consumer tastes, which can affect the success of consumer products. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Consumer Defensive Industry Risk

The following risk applies to the Focus Morningstar Consumer Defensive Index ETF.

The Fund is subject to risks faced by companies in the consumer cyclical industry to the same extent as the Underlying Index is so concentrated, including: governmental regulation affecting the permissibility of using various food additives and production methods could affect profitability; new laws or litigation that may adversely affect tobacco companies; fads, marketing campaigns and other factors affecting supply and demand that may strongly affect securities prices and profitability of food, soft drink and fashion related products; and international events that may affect food and beverage companies that derive a substantial portion of their net income from foreign countries. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Energy Industry Risk

The following risk applies to the Focus Morningstar Energy Index ETF.

The Fund is subject to risks faced by companies in the energy sector to the same extent as the Underlying Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Financial Services Industry Risk

The following risk applies to the Focus Morningstar Financial Services Index ETF.

The Fund is subject to risks faced by companies in the financial services economic sector to the same extent as the Underlying Index is so concentrated, including: extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increases in economic downturns; the severe competition to which banks and insurance companies may be subject; and increased inter- industry consolidation and competition in the financial sector. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Health Care Industry Risk

The following risk applies to the Focus Morningstar Health Care Index ETF.

The Fund is subject to risks faced by companies in the health care economic sector to the same extent as the Underlying Index is so concentrated, including: heavy dependence on patent protection, with profitability affected by the expiration of patents; expenses and losses from extensive litigation based on product liability and similar claims; competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting; the long and costly process for obtaining new product approval by the Food and Drug Administration; the difficulty health care providers may have obtaining staff to deliver service; susceptibility to product obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

The effect of the passage of the Patient Protection and Affordable Care Act and its potential implementation is uncertain.

Industrial Risk

The following risk applies to the Focus Morningstar Industrials Index ETF.

The Fund is subject to risks faced by companies in the industrial economic sector to the same extent as the Underlying Index is so concentrated, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims. Further, stocks in the Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Mid-Capitalization Companies Risk

The following risk applies to the Focus Morningstar US Market Index ETF and Focus Morningstar Mid Cap Index ETF.

The Fund invests in securities of mid-capitalization companies. Compared to large-capitalization companies, mid-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Real Estate Industry Risk

The following risk applies to the Focus Morningstar Real Estate Index ETF.

The Fund is subject to risks faced by companies in the real estate industry to the same extent as the Underlying Index is so concentrated, including: adverse changes in national, state or local real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; the impact of environmental laws; failure to comply with the federal tax requirements affecting REITs which could subject a REIT to federal income taxation; and the risk that the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders could result in a REIT having insufficient capital for future expenditures. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Small-Capitalization Companies Risk

The following risk applies to the Focus Morningstar US Market Index ETF, Focus Morningstar Small Cap Index ETF, Focus Morningstar Consumer Defensive Index ETF and Focus Morningstar Energy Index ETF.

The Fund invests in securities of small-capitalization companies. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and their securities may be more volatile and less liquid.

Technology Industry Risk

The following risk applies to the Focus Morningstar Technology Index ETF.

The Fund is subject to risks faced by companies in the technology industry to the same extent as the Underlying Index is so concentrated. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the technology industries as a whole.

Utilities Industry Risk.

The following risk applies to the Focus Morningstar Utilities Index ETF.

The Fund is subject to regulatory, competition and general industry risks faced by companies in the utilities economic sector. Further, stocks in the Underlying Index may underperform fixed income investments and stock market indexes that track other markets, segments and sectors.

Interest Rate Risk

This risk applies to the Focus Morningstar Basic Materials Index ETF, Focus Morningstar Consumer Cyclical Index ETF, Focus Morningstar Consumer Defensive Index ETF, Focus Morningstar Energy Index ETF, Focus Morningstar Financial Services Index ETF and Focus Morningstar Real Estate Index ETF.

Each of the Underlying Indexes, and therefore the Funds, may be more heavily weighted than other types of investments in market sectors or certain industries that are sensitive to interest rate fluctuations (such as the financial sector and the building industry).  The Funds therefore may be more sensitive to fluctuations in interest rates than other types of investments.  In particular, increases in prevailing interest rates could have a negative impact on the performance of the Funds.

New Fund Risk

The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, there can be no assurance that active trading markets for the Shares will develop or be maintained.  As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate.  The Fund’s Distributor does not maintain a secondary market in the Shares.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will invest at least 90% of its net assets in component securities that comprise its Underlying Index.  As a non-principal investment strategy, each Fund may invest its remaining assets in money market instruments, including repurchase agreements or funds that invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options, futures contracts and swaps.  Options, futures contracts, swaps, convertible securities and structured notes may be used by each Fund in seeking performance that corresponds to its respective Underlying Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

As an additional non-principal strategy, the Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being loaned.  This collateral is marked-to-market on a daily basis.  Although a Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Each of the policies and strategies described in this prospectus, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ SAI under “Investment Restrictions.”

Securities Lending

The Funds may lend their portfolio securities. In connection with such loans, the Funds receive liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Indexing Risk

The Advisor uses a passive indexing strategy – either replication or representative sampling – to manage the Fund.  Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit.  The Funds do not attempt to outperform their Underlying Indexes or take defensive positions in declining markets.  As a result, each Fund’s performance may be adversely affected by a general decline in the US market segments relating to its Underlying Index.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes.  This may cause a Fund to under-perform other investment vehicles that invest in different asset classes.  Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better - or worse - than the general securities markets. In the past, these periods have lasted for as long as several years.

Issuer-Specific Risk

Changes in the financial condition of an issuer of the stock or counterparty to a financial instrument, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value.  The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.  Issuer-specific events can have a negative impact on the value of a Fund.

Trading Price Risk

It is expected that the Shares of a Fund will be listed for trading on NYSE Arca and will be bought and sold in the secondary market at market prices.  Although it is expected that generally the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly.  Thus, you may pay more than NAV when you buy Shares of a Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.

The market price of Fund Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund Shares.  In times of severe market disruption, the bid/ask spread can increase significantly.  At those times, Fund Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.  The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. As a non-principal investment strategy, a Fund may utilize futures, options and swaps to track its Underlying Index or individual components of an Underlying Index. The Fund will have exposure to derivative risks, which include a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk where losses may be magnified if the derivative contains an element of leverage, liquidity risk if the Fund is unable to sell a derivative or is otherwise required to reserve its assets against its exposure under the derivative, interest rate risk if the derivative is interest-rate sensitive, market risk, credit risk of the counterparty to the derivative contract that may impair the value of a Fund's derivative and management risk. To the extent a Fund utilizes derivatives that are entered into over-the-counter (i. e., futures, options or swaps that are not traded on an exchange), the Fund may also have exposure to the risk of a counterparty's default, and the risk that the Fund may improperly value a derivative for which market quotations are unavailable.

Shares are not Individually Redeemable

Shares may be redeemed by the Funds only in large blocks known as “Creation Units” which are expected to be worth in excess of one million dollars each. The Funds may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

CONTINUOUS OFFERING

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS

The Funds issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participation Agreement”). Because Creation Units cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Retail investors may acquire Shares in the Secondary Market (not from the Funds) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes set forth above are summaries, and the summaries only apply to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

BUYING AND SELLING SHARES IN THE SECONDARY MARKET

Most investors will buy and sell Shares of each Fund in Secondary Market transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca.  Shares can be bought and sold throughout the trading day like other publicly-traded shares.  There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer. Book Entry Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

MANAGEMENT

Board of Trustees

The Board has responsibility for the general oversight of the management of the Funds, including general supervision of the Advisor and other service providers, but is not involved in the day-to-day management of the Trust.  A list of the Trustees and the Trust officers, and their present positions and principal occupations is provided in the Funds’ SAI.

Investment Adviser

Under the terms of an Investment Advisory Agreement between the Trust and FocusShares, LLC with respect to each of the Funds (the “Investment Advisory Agreement”), FocusShares, LLC serves as the Advisor to the Funds and, subject to the supervision of the Board of Trustees, will be responsible for the day-to-day investment management of the Funds. The Advisor’s principal business address is 210 Summit Avenue, Suite C-11, Montvale, NJ 07645.

Scottrade Financial Services, Inc. is the privately-held holding company for FocusShares LLC, Scottrade, Inc., a leading online investing firm, and Scottrade Bank. Scottrade was founded in 1980 to provide investors with discount brokerage services. Today, it has the largest branch network among online investing firms and provides education to help millions of investors invest for themselves. Scottrade Bank was formed in 2008 to provide bank sweep accounts to Scottrade customers. In 2010, Scottrade Financial Services, Inc., acquired FocusShares. Scottrade Financial Services, Inc. is based in St. Louis, Mo.

The Advisor registered with the SEC as a registered investment adviser effective October 29, 2007.  The Advisor does not manage any other investment companies and has limited experience as an investment adviser. In addition to its services rendered to the Trust, the Adviser advises a managed account with assets under management of approximately $25 million as of December 31, 2010.  The Advisor arranged for the provision of distribution, transfer agency, custody, fund administration and all other services necessary for the Funds to operate.

The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting.  The basis for the Board’s approval of the Investment Advisory Agreement will be available in the Trust’s Annual Report to Shareholders for the fiscal year ended October 31, 2011.

Advisory Fees.  The Advisor expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund Name	Management Fee
Focus Morningstar US Market Index ETF	[•	]%
Focus Morningstar Large Cap Index ETF	[•	]%
Focus Morningstar Mid Cap Index ETF	[•	]%
Focus Morningstar Small Cap Index ETF	[•	]%
Focus Morningstar Basic Materials Index ETF	[•	]%
Focus Morningstar Communication Services Index ETF	[•	]%
Focus Morningstar Consumer Cyclical Index ETF	[•	]%
Focus Morningstar Consumer Defensive Index ETF	[•	]%
Focus Morningstar Energy Index ETF	[•	]%
Focus Morningstar Financial Services Index ETF	[•	]%
Focus Morningstar Health Care Index ETF	[•	]%
Focus Morningstar Industrials Index ETF	[•	]%
Focus Morningstar Real Estate Index ETF	[•	]%
Focus Morningstar Technology Index ETF	[•	]%
Focus Morningstar Utilities Index ETF	[•	]%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Other Expenses.  Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

Portfolio Management

The portfolios are managed by the Advisor’s portfolio management team.  The individual members of the team responsible for the day-to-day management of the portfolios of the Funds are:

Kristopher A. Wallace is the Head of Portfolio Management of the Advisor and has day-to-day responsibility for management of the Fund. Mr. Wallace has managed each Fund since inception. Mr. Wallace led Scottrade’s Capital Markets division from 1996 to 2007 and has twenty years experience in the financial industry. Mr. Wallace graduated and was awarded the Bachelor of Science degree in Finance with a minor in Economics from the University of Missouri – Columbia.

Travis Trampe is the Senior Portfolio Manager of the Advisor and has day-to-day responsibility for management of the Funds. Mr. Trampe has managed each Fund since inception. Mr. Trampe previously worked for Invesco PowerShares with four years of experience as a Vice President and Portfolio Manager of their international-listed ETFs. Mr. Trampe has ten years of investment management experience and sixteen years of experience in the financial industry. Mr. Trampe graduated and was awarded the Bachelor of Science degree in Finance with a minor in Mathematics from Nebraska Wesleyan University.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds, see the SAI.

The Administrator, Custodian, and Transfer, Index Receipt and Dividend Disbursing Agent

J.P. Morgan Investor Services Co. (“JPMISCo”) serves as administrator of the Trust and each of the Funds.  JPMISCo is located at 70 Fargo Street, Boston, MA 02210.  Pursuant to the Mutual Fund Services Agreement with the Trust, JPMISCo provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and each Fund.  In addition, JPMISCo makes office space, equipment, personnel and facilities available to provide such services.

JPMorgan Chase Bank, N.A. (“JPMCB”) serves as custodian, transfer agent, index receipt agent and dividend disbursing agent of the Trust and each of the Funds.  JPMCB’s address is One Chase Manhattan Plaza, New York, NY 10005.  Under the Custody Agreement with the Trust, JPMCB maintains cash, securities and other assets of the Trust and each Fund in separate accounts, keeps all required books and records and provides other necessary services.  JPMCB is required, upon the order of the Trust, to deliver securities held by JPMCB and to make payments for securities purchased by each Fund.  Pursuant to the Agency Services Agreement with the Trust, JPMCB acts as transfer agent and index receipt agent for each Fund’s authorized and issued shares of beneficial interest and as dividend disbursing agent of the Trust.

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor’s address is Three Canal Plaza, Suite 100, Portland, ME 04101.  The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares.  As noted in the section entitled “Creation and Redemption of Creation Units,” individual Shares are traded only in the secondary market and are not redeemable. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”) (the successor organization to the National Association of Securities Dealers, Inc.).

Securities Lending Agent

Each Fund may lend Portfolio Securities to certain creditworthy borrowers under certain conditions described in the SAI, and will receive collateral for each loaned security which is marked to market each trading day.  Engaging in loans of its Portfolio Securities enables a Fund to receive a portion of the income generated by the lending of such securities and then investing in the collateral until the loan is terminated. Such loans may be terminated at any time by the Funds. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent.   JPMCB, an affiliate of the Administrator, acts as Securities Lending Agent for each Fund subject to the supervision of the Advisor.  For this service, JPMCB receives a fee to cover the custodial, administrative and related costs of securities lending.

Independent Registered Public Accounting Firm

[•], [•] serves as the independent registered public accounting firm for the Trust and the Funds.

Legal Counsel

Katten Muchin Rosenman LLP, 575 Madison Avenue, New York, New York 10022, serves as counsel to the Trust and the Funds.

Other Service Providers

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Funds.  Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. The Distributor, FCS and FMS are not affiliated with the Advisor or JP Morgan Chase & Co. or their affiliates.

SHAREHOLDER INFORMATION

Share Trading Prices

As with other types of securities, the trading prices of Shares of any Fund in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.

The approximate value of each Fund’s investments on a per-Share basis, the Indicative Intra-Day Value, or IIV, is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca.  The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities.  The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

Determination of Net Asset Value

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. Interest and investment income on the Trust’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.

In calculating NAV, each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using “fair value pricing” as determined in good faith under Pricing and Valuation Guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

The NAV is calculated by the Administrator and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time).

Service and Distribution Plan

The Board of Trustees of the Trust has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees prior to March 31, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

FREQUENT TRADING

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to approve a written, established policy limiting purchases and redemptions, the Board evaluated the nature of each of the Funds (i.e., a fund whose shares are expected to trade intra-day on the secondary market). In particular, the Board  considered that, unlike traditional mutual funds, the Funds directly issue and redeem their Shares in Creation Units at the NAV per Share generally in exchange for a basket of securities intended to replicate each Fund’s Underlying Index, plus a small amount of cash, and individual Shares may be purchased and sold in the secondary market at prevailing market prices.

Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders. However, creations and redemptions of Creation Units consisting of a significant amount of cash, although expected to be rare, could create the potential for market timing with its negative impact to the Funds and their shareholders. For instance, where the cash component represents a significant amount in relation to the basket of securities to be deposited upon a creation order or delivered upon a redemption order, a Fund may incur brokerage and other transactional costs, and frequent creation and redemption activity may significantly reverse such costs thereby increasing the Fund's tracking error and reducing the value of shares held by other shareholders.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds.  The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Net Investment Income and Capital Gains.

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, are typically passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains are distributed to shareholders as “capital gain distributions.”

Net investment income and net capital gains are typically distributed to shareholders at least annually.  Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of your Fund only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes

The following is a summary of the material US federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the laws in effect on the date of this Prospectus and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential US federal income tax considerations possibly applicable to an investment in Shares of a Fund, to Fund shareholders that are, or that are holding Shares through, a partnership (or other pass-through entity) or to Fund shareholders subject to special tax rules. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific federal, state, local and foreign tax consequences of investing in Fund shares.

The Funds have not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” under the Code. To qualify and maintain its tax status as a regulated investment company, each Fund must meet annually certain income and asset diversification requirements and must distribute annually at least 90% of its “investment company taxable income” (which includes dividends, interest and net short-term capital gains).

As a regulated investment company, a Fund generally will not have to pay corporate-level federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a regulated investment company for any year (subject to certain corrective measures that may apply), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment.  For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under certain provisions in the Code, including the “wash sale” rules, the Fund may not be able to deduct a loss on a disposition of a portfolio security. As a result, the Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the cash assets of the Fund or by selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to make distributions necessary to avoid the 4% excise tax.

Tax Treatment of Fund Shareholders

Fund Distributions. In general, Fund distributions are subject to federal income tax when paid, regardless of whether they consist of cash or property or are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualifying dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current or accumulated earnings and profits. Distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. As discussed below, distributions of qualifying dividend income are taxable as long-term capital gain to the extent of the Fund’s current or accumulated earnings and profits, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks.

Each Fund intends to distribute its long-term capital gains at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its long-term capital gains and designate the retained amount as a “deemed distribution.” In that event, the Fund pays income tax on the retained long-term capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed long-term capital gain. In addition, each Fund shareholder can claim a refundable tax credit for the shareholder’s proportionate share of the Fund’s income taxes paid on the undistributed long-term capital gain and increase the tax basis of the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed long-term capital gains, reduced by the amount of the shareholder’s tax credit.

Long-term capital gains of non-corporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 15% for taxable years that began on or before December 31, 2012. In addition, for those taxable years, Fund distributions of qualifying dividend income to non-corporate Fund shareholders qualify for taxation at long-term capital gain rates. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2012.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares is treated generally as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (2) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit, an Authorized Participant recognizes capital gain or loss equal to the difference between (1) the fair market value (at redemption) of the securities received (plus any cash received by the authorized participant as part of the redemption) and (2) the authorized participant’s basis in the redeemed Shares (plus any cash paid by the authorized participant as part of the redemption). However, the Internal Revenue Service (the “IRS”) may assert, under the “wash sale” rules or on the basis that there has been no significant change in the authorized participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

Back-Up Withholding. A Fund may be required to report certain information on a Fund shareholder to the IRS and withhold federal income tax (“backup withholding”) at a 28% rate from all taxable distributions and redemption proceeds payable to the Fund shareholder if the Fund shareholder fails to provide the Fund with a correct taxpayer identification number (or, in the case of a US individual, a social security number) or a completed exemption certificate (e.g., an IRS Form W-8BEN in the case of a foreign Fund shareholder) or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s federal income tax liability.

Special Issues for Foreign Shareholders. If a Fund shareholder is not a US citizen or resident or if a Fund shareholder is a foreign entity, the Fund’s ordinary income dividends (including distributions of net short-term capital gains and other amounts that would not be subject to US withholding tax if paid directly to foreign Fund shareholders) will be subject, in general, to withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty). A special rule for regulated investment companies (such as the Fund) provided that, for tax years that began on or before December 31, 2011, interest-related dividends and short-term capital gain dividends generally will not be subject to withholding tax; provided that the foreign Fund shareholder furnishes the Fund with a completed IRS Form W-8BEN (or acceptable substitute documentation) establishing the Fund shareholder’s status as foreign and that the Fund does not have actual knowledge or reason to know that the foreign Fund shareholder would be subject to withholding tax if the foreign Fund shareholder were to receive the related amounts directly rather than as dividends from the Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed long-term capital gains (as discussed above) or any taxes collected through back-up withholding, a foreign Fund shareholder must obtain a US taxpayer identification number and file a federal income tax return even if the foreign Fund shareholder would not otherwise be required to obtain a US taxpayer identification number or file a US income tax return.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain funds, please see the section of the SAI entitled “Federal Income Taxes.”

LICENSE AGREEMENT

The Advisor has entered into a licensing agreement with Morningstar to use each of the Indexes described above.  Each Fund is entitled to use its respective Underlying Index, without charge, pursuant to a sub-licensing arrangement with the Advisor.

The information contained herein regarding Morningstar US Market Index, Morningstar Large Cap Index, Morningstar Mid Cap Index, Morningstar Small Cap Index, Morningstar Basic Materials Index, Morningstar Communications Services Index, Morningstar Consumer Cyclical Index, Morningstar Consumer Defensive Index, Morningstar Energy Index, Morningstar Financial Services Index, Morningstar Health Care Index, Morningstar Industrials Index, Morningstar Real Estate Index, Morningstar Technology Index and Morningstar Utilities Index (each, an “Underlying Index”) and Morningstar, Inc. (“Morningstar” or the “Index Provider”) was provided by the Index Provider, while the information contained herein regarding the securities markets and The Depository Trust Company (“DTC”) was obtained from publicly available sources.

Shares of the Trust are not sponsored, endorsed, sold or promoted by Morningstar. Morningstar makes no representation or warranty, express or implied, to the owners of the shares of the Trust or any member of the public regarding the advisability of trading in the product(s). Morningstar has no obligation to take the needs of FocusShares, LLC (in its capacity as licensee of the underlying indexes, the “licensee”) or the owners of the shares of the Trust into consideration in determining, composing or calculating the underlying indexes. Morningstar is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the trust to be listed or in the determination or calculation of the equation by which the shares of the trust are to be converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the shares of the trust.

Morningstar does not guarantee the accuracy and/or the completeness of the underlying indexes or any data included therein and Morningstar shall have no liability for any errors, omissions, or interruptions therein. Morningstar makes no warranty, express or implied, as to results to be obtained by licensee, owners of the shares of the trust, or any other person or entity from the use of the underlying indexes or any data included therein. Morningstar makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the underlying indexes or any data included therein, without limiting any of the foregoing, in no event shall Morningstar have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Morningstar and Licensee.

Morningstar® is a registered trademark of Morningstar, Inc.  Morningstar Basic MaterialsSM, Morningstar Communication ServicesSM, Morningstar Consumer CyclicalSM, Morningstar Consumer DefensiveSM, Morningstar EnergySM, Morningstar Financial ServicesSM, Morningstar Health CareSM, Morningstar IndustrialsSM, Morningstar Large CapSM, Morningstar Mid CapSM, Morningstar Real EstateSM, Morningstar Small CapSM, Morningstar TechnologySM, Morningstar US MarketSM, Morningstar UtilitiesSM are service marks of Morningstar, Inc.

CODE OF ETHICS

The Trust and the Advisor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor maintains a website for the Funds at www.focusshares.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported mid point of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) Fund share daily trading volume. In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, each Fund will disclose on its website (www.focusshares.com) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

GENERAL INFORMATION

The Trust was organized as a Delaware statutory trust on July 10, 2007. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote.  Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Funds’ SAI for more information concerning the Trust’s form of organization. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds.

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca.  The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations as of the date of this Prospectus and therefore do not have a financial  history.

FOCUSSHARES TRUST PRIVACY POLICY

The following notice does not constitute part of the prospectus, nor is it incorporated into the prospectus.

FocusShares Trust is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect nonpublic personal information from various sources.  The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any nonpublic personal information about our customers to anyone unless permitted by law or approved by the customer.  We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs.  We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law.  For example, sharing information with companies that maintain or service customer accounts for the Trust is essential.  We may also share information with companies that perform administrative or marketing services for the Trust, including research firms.  When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries.  Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

For More Information

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this prospectus (and is legally considered part of this prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Foreside Fund Services, LLC (the “Distributor”) toll-free at (866) 453-5199.  You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.focusshares.com.

To obtain other information and for shareholder inquiries:

By telephone:	(866) 453-5199

By mail:	Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101
Attn: ETF Services

On the Internet:	SEC Edgar database: www.sec.gov;
Distributor website www.foreside.com or
Trust website www.focusshares.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this prospectus and you should not rely on any other information.  Read and keep the prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a prospectus. This is in addition to any obligation dealers have to deliver a prospectus when acting as underwriters.

The Funds’ investment company registration number is 811-22128.